SCHEDULE OF AWARD ACTIVITY UNDER THE PLAN (Details)	12 Months Ended
Mar. 31, 2026 JPY (¥) ¥ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Fair Value, Unvested beginning balance | ¥
Number of PSUs, Unvested beginning balance | shares
Weighted average grant date fair value, Unvested beginning balance | ¥ / shares
Fair Value. Granted | ¥	¥ 81,295
Number of PSUs, Granted | shares	500,000
Weighted average grant date fair value, Granted | ¥ / shares	¥ 162.59
Fair Value. Vested | ¥
Number of PSUs, Granted | shares
Weighted average grant date fair value, Granted | ¥ / shares
Fair Value. Forfeited | ¥
Number of PSUs, Forfeited | shares
Weighted average grant date fair value, Forfeited | ¥ / shares
Number of Fair Value, Unvested ending balance | ¥	¥ 81,295,000
Number of PSUs, Unvested ending balance | shares	500,000
Weighted average grant date fair value, Unvested ending balance | ¥ / shares	¥ 162.59